Stockholders’ Equity (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 01, 2020	Feb. 16, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Jan. 31, 2021	Jan. 06, 2021	Dec. 19, 2020	Jun. 16, 2020
Stockholders’ Equity (Details) [Line Items]
Description of ordinary shares and preferred shares				The Company is authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share.
Ordinary shares outstanding										17,399,176
Net proceeds (in Dollars)				$ 1.5
Exercise price of public warrants (in Dollars per share)				$ 1.75			$ 2
Aggregate Value (in Dollars)				$ 16,000
Closing price description				(iii) if the closing price of the shares in the Company exceeds US$7.50 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.
Fair value call option (in Dollars per share)				$ 1,909,000
Stock price per share (in Dollars per share)				$ 1.94
Volatility percentage				51.69%
Risk free rate percentage				0.21%
Expected dividend percentage				0.00%
Recognized in expenses (in Dollars)				$ 382,000
Shares issued				2,000,000
Expected term				2 years
Exercise of call options (in Dollars)				$ 4,000,000
Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Subscription shares			353,623
Subscription price (in Dollars)			$ 0.8
August 2020 Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Description of securities purchase agreement	On August 1, 2020, the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee.
Net proceeds (in Dollars)					$ 2,531,000
Other receivables (in Dollars)					$ 508,750
PIPE Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares issued				770,833
Aggregate Value (in Dollars)				$ 278,000
Class A Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares outstanding				29,677,969	9,627,553					7,647,962
Ordinary shares issued				29,677,969	9,627,553	1,486,504		6
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 2
Shares issued										4,507,574
Class A Ordinary Shares [Member] | Share Subscription Agreement with Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares issued									4,540,000
Ordinary shares, par value (in Dollars per share)									$ 2.2
Class B Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares outstanding				9,843,096	9,843,096					9,751,214
Ordinary shares issued				9,843,096	9,843,096
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Series A Preferred Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred shares issued				6,500
Series B Preferred Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred shares issued				4,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Number of votes		On February 16, 2022, the Company held a General Meeting of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share.
ADS [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise of call options (in Dollars)				$ 4
Tranches One [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value call option (in Dollars per share)				$ 0.47
Tranches One [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value call option (in Dollars per share)				0.33
Tranches One [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value call option (in Dollars per share)				$ 0.16